UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET CORE PLUS VIT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 31.0%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	$38,138
AT&T Inc., Senior Notes	4.350%	6/15/45	340,000	293,986
AT&T Inc., Senior Notes	4.750%	5/15/46	30,000	27,510
AT&T Inc., Senior Notes	4.500%	3/9/48	50,000	43,796
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	200,000	185,586	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000	195,500	(a)
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	200,000	192,596
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	200,000	200,250	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	39,497
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	59,000	57,351
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	154,638	155,779	(a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	260,000	278,036
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	70,000	70,091
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,991
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	170,000	162,313

Total Diversified Telecommunication Services				1,951,420

Entertainment - 0.0%
Viacom Inc., Senior Notes	4.250%	9/1/23	40,000	40,315

Media - 1.2%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	50,000	66,300
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	301,125	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.375%	5/1/25	70,000	69,650	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.125%	5/1/27	270,000	256,500	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.000%	2/1/28	50,000	47,120	(a)
Charter Communications
Operating LLC/Charter Communications
Operating Capital Corp., Senior Secured
Notes	3.579%	7/23/20	110,000	110,108
Charter Communications
Operating LLC/Charter Communications
Operating Capital Corp., Senior Secured
Notes	4.200%	3/15/28	120,000	115,025

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	180,000	$175,605
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	33,231
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	28,995
Comcast Corp., Senior Notes	3.900%	3/1/38	80,000	73,469
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	147,212
DISH DBS Corp., Senior Notes	7.875%	9/1/19	70,000	72,640
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	90,000
DISH DBS Corp., Senior Notes	7.750%	7/1/26	20,000	18,941
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	290,000	286,317	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	200,000	217,552
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	11,486
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	91,143
Univision Communications Inc. , Senior Secured Notes	5.125%	2/15/25	100,000	93,750	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	196,308	(a)
Warner Media LLC, Senior Notes	4.750%	3/29/21	20,000	20,616
Warner Media LLC, Senior Notes	6.250%	3/29/41	60,000	65,081

Total Media				2,588,174

Wireless Telecommunication Services - 0.5%
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	120,000	124,800	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	120,000	127,560
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	150,000	149,812	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	430,000	424,474
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	211,631

Total Wireless Telecommunication Services				1,038,277

TOTAL COMMUNICATION SERVICES				5,618,186

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	33,000	$33,743
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	160,000	160,178	(a)

Total Auto Components				193,921

Automobiles - 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	19,108	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	80,000	66,836
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	197,143
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	49,026
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,008,244

Total Automobiles				1,340,357

Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	60,000	57,601	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Notes (14.000% PIK)	14.000%	2/9/23	376,148	376,148	(a)(b)(c)(d)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	11/1/23	130,000	134,835
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	30,000	30,000	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	10,000	9,762
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	220,000	217,411
McDonald’s Corp., Senior Notes	3.700%	1/30/26	230,000	228,259
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	129,000	130,129	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	199,835	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	77,283	(a)

Total Hotels, Restaurants & Leisure				1,461,263

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	50,000	49,085
Lennar Corp., Senior Notes	5.250%	6/1/26	10,000	9,950
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,575
Lennar Corp., Senior Notes	4.750%	11/29/27	50,000	48,187
Newell Brands Inc., Senior Notes	3.150%	4/1/21	70,000	68,919
Newell Brands Inc., Senior Notes	3.850%	4/1/23	70,000	68,582
Newell Brands Inc., Senior Notes	4.200%	4/1/26	60,000	57,121
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	40,000	39,850

Total Household Durables				361,269

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	$124,799
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	58,938
Amazon.com Inc., Senior Notes	4.950%	12/5/44	120,000	134,711
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	89,030

Total Internet & Direct Marketing Retail				407,478

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	9,769	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	48,062	(a)

Total Textiles, Apparel & Luxury Goods				57,831

TOTAL CONSUMER DISCRETIONARY				3,822,119

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	150,000	147,905
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	120,000	118,758
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	260,000	252,882
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	290,000	294,379
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	160,000	154,624
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	10,000	9,908
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	180,000	177,769
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	90,000	93,306
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	60,000	58,725	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	166,833	(a)

Total Beverages				1,475,089

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	80,000	76,042
Walmart, Inc., Senior Notes	3.700%	6/26/28	220,000	220,327

Total Food & Staples Retailing				296,369

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.3%
Danone SA, Senior Bonds	2.589%	11/2/23	420,000	$395,537	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	10,000	10,174	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	40,000	39,475
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	30,000	27,430
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	69,341
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	110,000	107,909
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	68,863	(a)

Total Food Products				718,729

Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	120,000	126,435
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	127,201
BAT Capital Corp., Senior Notes	3.557%	8/15/27	480,000	447,834	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	166,455	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	190,000	187,915
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	29,645
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	190,000	182,991
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	134,591
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	9,764
Reynolds American Inc., Senior Notes	3.250%	6/12/20	12,000	11,980
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	87,301

Total Tobacco				1,512,112

TOTAL CONSUMER STAPLES				4,002,299

ENERGY - 3.7%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	110,000	109,226
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	20,981
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,720

Total Energy Equipment & Services				140,927

Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	40,000	41,131
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	120,000	137,309
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	77,860
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	35,400
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	168,686
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	80,076
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	190,000	188,068
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	190,000	186,537
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	39,803
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	70,000	70,437

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	70,000	$70,000
Chevron Corp., Senior Notes	2.954%	5/16/26	160,000	152,947
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	40,000	38,281
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	490,000	470,653
Concho Resources Inc., Senior Notes	3.750%	10/1/27	20,000	19,126
Concho Resources Inc., Senior Notes	4.300%	8/15/28	90,000	89,814
Continental Resources Inc., Senior Notes	4.375%	1/15/28	50,000	49,720
Devon Energy Corp., Senior Notes	3.250%	5/15/22	60,000	58,996
Devon Energy Corp., Senior Notes	5.850%	12/15/25	80,000	87,312
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,000	10,640
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	177,955
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	40,000	40,950
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	178,695
Energy Transfer Partners LP, Senior Notes	4.950%	6/15/28	30,000	30,600
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	30,726
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	87,383
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	40,648
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	203,860	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	220,000	248,032
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	70,000	87,373
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	40,136
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	70,000	68,597
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,092
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,802
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	75,984
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	70,000	72,608
MPLX LP, Senior Notes	4.000%	3/15/28	180,000	173,463
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	113,458
MPLX LP, Senior Notes	4.700%	4/15/48	210,000	196,453
Noble Energy Inc., Senior Notes	4.150%	12/15/21	150,000	151,933
Noble Energy Inc., Senior Notes	3.850%	1/15/28	100,000	94,638
Noble Energy Inc., Senior Notes	4.950%	8/15/47	50,000	48,062
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	100,000	101,873
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	88,079
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	57,066
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	72,896

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	$40,785
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	90,000	87,431
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	644,000	603,106
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	436,299
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	170,000	152,039
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	90,000	77,400
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	250,000	264,350
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	147,750
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	118,218
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	50,000	49,672	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	30,000	30,040	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	240,000	228,166
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	10,531
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	166,550
Shell International Finance BV, Senior Notes	4.000%	5/10/46	130,000	127,525
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	50,000	64,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	30,000	29,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	30,000	31,088	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	10,000	10,050
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	130,000	158,574
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	20,000	20,875
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	122,329
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	49,548
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	36,561
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	240,000	290,437
Williams Partners LP, Senior Notes	5.250%	3/15/20	50,000	51,332
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	10,413
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	79,800

Total Oil, Gas & Consumable Fuels				8,088,828

TOTAL ENERGY				8,229,755

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 12.4%
Banks - 9.2%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	$195,600
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000	380,115
Bank of America Corp., Senior Notes	2.600%	1/15/19	5,000	4,999
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	88,803
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	145,164
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	393,000	381,605	(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,061,000	997,006	(e)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	187,933	(e)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	124,081	(e)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	420,000	385,260	(e)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	128,398
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	40,111
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	260,000	257,281
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year Swap Rate + 1.432%)	3.803%	12/15/32	30,000	28,068	(e)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,096,734
Barclays PLC, Junior Subordinated Notes (8.250% to 12/15/18 then USD 5 year swap rate + 6.705%)	8.250%	12/15/18	200,000	202,006	(e)(f)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	410,000	403,145	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	197,756	(a)
CIT Group Inc., Senior Notes	4.750%	2/16/24	80,000	80,296
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	61,350
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	70,000	70,700	(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	50,000	51,125	(e)(f)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	53,566
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	146,888
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	19,694
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	10,010
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	79,003
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	700,000	692,673
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	164,439

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	$13,642
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	68,539
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	170,000	157,392	(a)
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	455,000	481,959	(a)(e)(f)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	396,397
Cooperatieve Rabobank UA, Subordinated Notes	4.375%	8/4/25	250,000	247,930
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	680,000	709,155	(a)(e)(f)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	250,000	232,447	(a)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	200,000	199,500	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	250,000	248,510	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	193,250	(e)(f)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	280,000	279,552
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	270,000	269,082
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	407,701
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	400,000	400,473	(e)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	186,004	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	185,337	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,070,000	966,722	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	350,000	356,859
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	400,000	379,322	(e)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	139,751	(e)
JPMorgan Chase & Co., Subordinated Notes	2.550%	3/1/21	40,000	39,296
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	59,474
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	140,000	139,208

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	$49,844
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	178,673
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	195,466
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	183,548	(e)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	210,000	206,550
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	110,716
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	530,000	542,274	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	98,028
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	110,000	109,838
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	199,642	(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	135,392
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	630,000	631,246
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	69,224
Santander UK PLC, Senior Notes	2.375%	3/16/20	60,000	59,262
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	340,000	353,294	(a)
Sumitomo Mitsui Financial Group, Inc., Senior Notes	2.058%	7/14/21	290,000	278,923
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	249,694
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	130,008
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	300,000	294,145	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	300,000	297,580	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	250,000	249,553
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/29/18	320,000	317,360	(e)(f)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	176,497
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	49,472
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	560,000	558,894
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	320,000	312,171
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	304,627
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	37,767
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	269,588
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	20,000	19,760
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	108,444

Total Banks				20,208,791

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	$251,598
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	330,000	335,749
Goldman Sachs Group Inc., Senior Notes	2.600%	4/23/20	50,000	49,514
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	300,000	314,222
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,799
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	184,198
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	94,998
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	120,426
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	170,000	173,314
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	280,000	266,785	(e)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	140,000	133,705	(e)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	190,000	187,583	(e)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	200,000	198,357
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	228,954
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	250,000	255,702
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	380,000	365,184	(e)

Total Capital Markets				3,200,088

Consumer Finance - 0.1%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	110,000	108,664
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	63,300

Total Consumer Finance				171,964

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	220,000		$223,551
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000		154,395
DAE Funding LLC, Senior Notes	4.500%	8/1/22	40,000		39,100	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	30,000		29,438	(a)
GE Capital International Funding Company Unlimited Co., Senior Notes	2.342%	11/15/20	202,000		197,438
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	40,000		40,784
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		98,399
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000		102,362
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000		31,763
Magnolia Finance X Ltd., 2015-3GNA, A1 (3 mo. GBP LIBOR + 2.483%)	3.242%	3/12/20	1,191,306	GBP	1,513,929	(a)(b)(c)(e)
Magnolia Finance X Ltd., 2015-3GNA, A2 (3 mo. GBP LIBOR + 3.750%)	4.509%	3/12/20	358,360	GBP	455,410	(a)(b)(c)(e)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	30,000		30,375	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	60,000		61,650	(a)

Total Diversified Financial Services					2,978,594

Insurance - 0.4%
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000		126,607
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000		39,284
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	60,000		59,933	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	40,000		39,600	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000		10,519	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	530,000		564,292	(a)

Total Insurance					840,235

TOTAL FINANCIALS					27,399,672

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.1%
Biotechnology - 0.3%
AbbVie Inc., Subordinated Notes	3.600%	5/14/25	90,000	$87,235
Amgen Inc., Senior Notes	2.125%	5/1/20	20,000	19,694
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	28,810
Celgene Corp., Senior Notes	2.250%	8/15/21	100,000	96,718
Celgene Corp., Senior Notes	5.000%	8/15/45	110,000	109,716
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	30,000	29,707
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	49,164
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	100,000	98,295
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	103,312

Total Biotechnology				622,651

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	100,000	99,893
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	85,397
Abbott Laboratories, Senior Notes	4.900%	11/30/46	80,000	87,223
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	200,000	193,483
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	30,402
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	10,000	9,897
Medtronic Inc., Senior Notes	3.500%	3/15/25	210,000	208,433

Total Health Care Equipment & Supplies				714,728

Health Care Providers & Services - 1.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	28,776
Anthem Inc., Senior Notes	2.950%	12/1/22	160,000	155,713
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	48,552
Anthem Inc., Senior Notes	3.650%	12/1/27	170,000	161,809
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	60,000	57,455
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	70,000	66,211
Centene Corp., Senior Notes	5.625%	2/15/21	40,000	40,800
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	71,138
Centene Corp., Senior Notes	6.125%	2/15/24	70,000	73,675
Centene Corp., Senior Notes	5.375%	6/1/26	40,000	41,054	(a)
CVS Health Corp., Senior Notes	3.350%	3/9/21	80,000	79,882
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	57,924
CVS Health Corp., Senior Notes	3.700%	3/9/23	350,000	348,521
CVS Health Corp., Senior Notes	4.100%	3/25/25	130,000	129,835
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	157,904
CVS Health Corp., Senior Notes	4.300%	3/25/28	820,000	815,140
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	154,767
Halfmoon Parent Inc., Senior Secured Notes	3.400%	9/17/21	90,000	89,704	(a)
Halfmoon Parent Inc., Senior Secured Notes	3.750%	7/15/23	230,000	229,545	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	70,000	69,907	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	160,000	159,855	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	$81,000
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	100,750
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	31,013
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	30,938
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	39,250
HCA Inc., Senior Secured Notes	5.500%	6/15/47	70,000	71,138
Humana Inc., Senior Notes	3.950%	3/15/27	390,000	384,013
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Senior Notes	6.375%	8/1/23	70,000	70,700	(a)
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	170,000	166,158
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	100,000	99,397
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	59,346
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	100,000	100,565

Total Health Care Providers & Services				4,272,435

Pharmaceuticals - 0.6%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	240,000	235,351
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	60,000	58,529
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	20,000	19,517
Bausch Health Cos. Inc., Senior Notes	7.500%	7/15/21	80,000	81,700	(a)
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	40,000	40,000	(a)
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	60,000	57,975	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	50,000	48,937	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	30,000	28,575	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	30,000	32,400	(a)
Bausch Health Cos. Inc., Senior Notes	9.250%	4/1/26	40,000	43,250	(a)
Bausch Health Cos. Inc., Senior Notes	8.500%	1/31/27	20,000	21,050	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	90,000	95,310	(a)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	60,000	57,857
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	20,000	19,386
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	30,000	27,885
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	50,000	48,466
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	50,000	49,197
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	300,000	282,098
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	10,000	8,914
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	12,144

Total Pharmaceuticals				1,268,541

TOTAL HEALTH CARE				6,878,355

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	4.875%	2/15/20	160,000	$164,061
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	9,903
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	110,000	108,883
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	31,365
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	142,696
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	280,000	263,810
United Technologies Corp., Senior Notes	3.950%	8/16/25	150,000	149,513
United Technologies Corp., Senior Notes	4.125%	11/16/28	150,000	149,281
United Technologies Corp., Senior Notes	4.500%	6/1/42	40,000	39,687

Total Aerospace & Defense				1,059,199

Air Freight & Logistics - 0.0%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	50,000	48,243
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	30,000	28,730

Total Air Freight & Logistics				76,973

Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	31,073	34,053	(c)
Delta Air Lines 2012-1 Class B Pass-Through Trust	6.875%	5/7/19	16,785	17,208	(a)
United Airlines 2013-1 Class B Pass-Through Trust, Secured Notes	5.375%	8/15/21	25,323	26,025
United Airlines 2014-1 Class B Pass-Through Trust	4.750%	4/11/22	65,230	65,393	(c)
United Airlines 2014-2 Class B Pass Through Trust, Secured Notes	4.625%	9/3/22	50,302	50,564

Total Airlines				193,243

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	175,740
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	234,163
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	120,000	123,906
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	18,800
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	19,778

Total Commercial Services & Supplies				572,387

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.0%
Berry Global Inc., Secured Notes	4.500%	2/15/26	20,000	$19,050	(a)

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	270,000	262,285
Eaton Corp., Senior Notes	4.150%	11/2/42	30,000	28,524

Total Electrical Equipment				290,809

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	5.500%	1/8/20	10,000	10,291
General Electric Co., Senior Notes	4.650%	10/17/21	22,000	22,727
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	33,547
General Electric Co., Senior Notes	6.875%	1/10/39	551,000	689,438
General Electric Co., Senior Notes	4.500%	3/11/44	170,000	160,701
General Electric Co., Subordinated Notes	5.300%	2/11/21	20,000	20,848

Total Industrial Conglomerates				937,552

Machinery - 0.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	30,000	29,925	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	50,000	47,313	(a)

Total Machinery				77,238

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	70,108
Union Pacific Corp., Senior Notes	3.950%	9/10/28	240,000	241,537
Union Pacific Corp., Senior Notes	4.500%	9/10/48	190,000	194,575

Total Road & Rail				506,220

Trading Companies & Distributors - 0.0%
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	40,000	37,000	(a)

Transportation Infrastructure - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	220,000	218,371	(a)

TOTAL INDUSTRIALS				3,988,042

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	30,000	31,681

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.3%
First Data Corp., Senior Secured Notes	5.375%	8/15/23	180,000	$183,195	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	210,000	203,815
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	134,742

Total IT Services				521,752

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	90,000	83,733
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	10,000	9,431
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	40,303

Total Semiconductors & Semiconductor Equipment				133,467

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	144,033
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	205,235
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	195,665
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	67,188
Microsoft Corp., Senior Notes	2.400%	8/8/26	300,000	276,909
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	363,299
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	9,553
Microsoft Corp., Senior Notes	3.750%	2/12/45	110,000	106,872
Microsoft Corp., Senior Notes	3.950%	8/8/56	50,000	49,058
salesforce.com Inc., Senior Notes	3.250%	4/11/23	110,000	109,272
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	29,779

Total Software				1,556,863

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	108,076
Apple Inc., Senior Notes	1.550%	8/4/21	80,000	76,772
Apple Inc., Senior Notes	2.450%	8/4/26	200,000	184,632
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	70,000	75,102	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	700,000	701,883	(a)

Total Technology Hardware, Storage & Peripherals				1,146,465

TOTAL INFORMATION TECHNOLOGY				3,390,228

MATERIALS - 1.2%
Chemicals - 0.1%
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000	199,558	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.1%
Pactiv LLC, Senior Notes	8.375%	4/15/27	250,000	$271,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Senior Secured Notes	5.125%	7/15/23	10,000	9,963	(a)

Total Containers & Packaging				281,213

Metals & Mining - 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	212,500	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	285,919	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	230,000	249,558
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	189,135
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	120,000	119,550
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,750
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	18,300
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	30,000	29,626	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	70,000	69,988	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	131,288	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	90,000	84,625	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	298,333	3,368	*(a)(g)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	390,000	395,618
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	310,000	361,522

Total Metals & Mining				2,160,747

TOTAL MATERIALS				2,641,518

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	20,000	20,575
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	330,000	325,266	(a)

TOTAL REAL ESTATE				345,841

UTILITIES - 0.9%
Electric Utilities - 0.8%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	147,000	178,461
Duke Energy Carolinas LLC	5.300%	2/15/40	160,000	182,326
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	320,000	325,287
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	194,909
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	340,000	439,840
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	153,179
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	310,000	353,272

Total Electric Utilities				1,827,274

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	5.500%	4/15/25	120,000	$123,600

TOTAL UTILITIES				1,950,874

TOTAL CORPORATE BONDS & NOTES (Cost - $69,491,217)				68,266,889

MORTGAGE-BACKED SECURITIES - 24.2%
FHLMC - 5.2%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/38	1,734,562	1,799,413
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	6/1/41-10/1/48	487,321	517,862
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-3/1/45	1,039,235	1,028,979
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/43	4,637,290	4,728,127
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/47	3,010,660	2,888,317
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	10/1/48	400,000	420,031	(h)

Total FHLMC				11,382,729

FNMA - 10.1%
Federal National Mortgage Association (FNMA)	3.500%	10/1/33	1,200,000	1,206,141	(h)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	2,445,544	2,488,711
Federal National Mortgage Association (FNMA)	3.500%	1/1/44-3/1/57	1,643,922	1,618,143
Federal National Mortgage Association (FNMA)	3.000%	8/1/46-2/1/47	5,740,618	5,504,397
Federal National Mortgage Association (FNMA)	4.500%	5/1/47-9/1/57	2,267,535	2,347,023
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	950,000	959,351	(h)
Federal National Mortgage Association (FNMA)	4.500%	10/1/48	5,100,000	5,261,597	(h)
Federal National Mortgage Association (FNMA)	5.000%	10/1/48	2,700,000	2,834,593	(h)

Total FNMA				22,219,956

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - 8.9%
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-8/20/47	2,210,761	$2,261,794
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	474,821	460,365
Government National Mortgage Association (GNMA) II	3.500%	10/20/47-11/20/47	2,577,211	2,566,982
Government National Mortgage Association (GNMA) II	5.000%	3/20/48-9/20/48	2,475,661	2,592,148
Government National Mortgage Association (GNMA) II	4.500%	9/20/48	200,000	206,994
Government National Mortgage Association (GNMA) II	3.000%	10/1/48	500,000	484,258	(h)
Government National Mortgage Association (GNMA) II	4.500%	10/20/48	4,340,000	4,485,653	(h)
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-11/1/48	2,100,000	2,193,149	(h)
Government National Mortgage Association (GNMA) II	3.500%	10/20/48	100,000	99,441	(h)
Government National Mortgage Association (GNMA) II	4.000%	10/20/48	4,300,000	4,373,402	(h)

Total GNMA				19,724,186

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $54,614,248)				53,326,871

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.5%
U.S. Government Agencies - 0.0%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	100,000	99,177

U.S. Government Obligations - 18.5%
U.S. Treasury Bonds	3.750%	11/15/43	6,770,000	7,414,472
U.S. Treasury Bonds	2.500%	2/15/45	130,000	113,887
U.S. Treasury Bonds	2.875%	8/15/45	1,850,000	1,742,433
U.S. Treasury Bonds	3.000%	5/15/47	3,780,000	3,641,425
U.S. Treasury Bonds	2.750%	8/15/47	1,490,000	1,364,892
U.S. Treasury Bonds	2.750%	11/15/47	2,620,000	2,398,989
U.S. Treasury Bonds	3.000%	2/15/48	1,230,000	1,183,995
U.S. Treasury Bonds	3.000%	8/15/48	4,670,000	4,495,240
U.S. Treasury Notes	2.750%	8/31/23	2,080,000	2,062,003
U.S. Treasury Notes	2.000%	6/30/24	990,000	939,030
U.S. Treasury Notes	2.125%	7/31/24	2,170,000	2,070,739
U.S. Treasury Notes	2.875%	4/30/25	1,660,000	1,647,161
U.S. Treasury Notes	2.875%	5/31/25	2,010,000	1,993,669
U.S. Treasury Notes	2.875%	7/31/25	2,280,000	2,260,852

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.750%	8/31/25	1,580,000	$1,554,232
U.S. Treasury Notes	3.000%	9/30/25	1,690,000	1,688,284	(i)
U.S. Treasury Notes	2.250%	11/15/25	2,280,000	2,167,648
U.S. Treasury Notes	2.875%	5/15/28	491,000	483,673
U.S. Treasury Notes	3.125%	5/15/48	1,490,000	1,470,502

Total U.S. Government Obligations				40,693,126
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $42,108,528)				40,792,303

COLLATERALIZED MORTGAGE OBLIGATIONS(J) - 11.1%
BAMLL Commercial Mortgage Securities Trust, 2014-FL1 E	4.376%	12/15/31	260,000	254,093	(a)(e)
Banc of America Funding Trust, 2015-R4, 6A1 (1 mo. USD LIBOR + 0.140%)	2.205%	8/27/36	189,515	189,293	(a)(e)
Banc of America Funding Trust, 2015-R4, 6A2 (1 mo. USD LIBOR + 0.140%)	2.205%	8/27/36	780,000	758,778	(a)(e)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000	622,545
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000	185,180
Bank, 2017-BNK7 XA, IO	0.954%	9/15/60	3,268,787	168,513	(e)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.215%	5/28/36	1,243,944	1,235,021	(a)(e)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	336,973	(a)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A, B1	2.563%	5/25/35	236,046	180,952	(a)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A, A1 (1 mo. USD LIBOR + 0.250%)	2.466%	8/25/35	812,348	808,481	(a)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A, A2 (1 mo. USD LIBOR + 0.300%)	2.516%	8/25/35	886,390	888,127	(a)(e)
Cold Storage Trust, 2017-ICE3, B (1 mo. LIBOR + 1.250%)	3.408%	4/15/36	200,000	201,106	(a)(e)
CSMC Trust, 2017-CHOP, G (1 mo. USD LIBOR + 5.620%)	7.778%	7/15/32	800,000	798,312	(a)(e)
CSMC Trust, 2018- PLUM, A (1 mo. USD LIBOR + 3.231%)	5.364%	8/15/20	400,000	400,510	(a)(b)(c)
CSMC Trust, 2018-J1, A2	3.500%	2/25/48	2,003,625	1,958,722	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3281,AI, IO (-1.000 x 1 mo. LIBOR + 6.430%)	4.272%	2/15/37	3,220,260	446,217	(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.581%	2/15/38	69,483	3,722	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(J) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1, M2 (1 mo. USD LIBOR + 2.900%)	5.116%	7/25/28	1,042,577	$1,068,348	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.666%	10/25/29	460,000	507,635	(e)
Federal Home Loan Mortgage Corp.
(FHLMC)-STACR, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.816%	12/25/42	670,000	739,082	(e)
Federal National Mortgage Association
(FNMA) - CAS, 2018-C05, 1B1 (1 mo. USD LIBOR + 4.250%)	6.466%	1/25/31	200,000	209,099	(e)
Federal National Mortgage Association (FNMA) ACES, 2017-M15, ATS2	3.196%	11/25/27	40,000	38,556	(e)
Federal National Mortgage Association (FNMA) REMIC, 2006-115, EI, IO (-1.000 x 1 mo. LIBOR + 6.640%)	4.424%	12/25/36	2,771,286	419,799	(e)
Federal National Mortgage Association (FNMA) REMIC, 2015-55, IO, IO	1.350%	8/25/55	605,042	26,588	(e)
Federal National Mortgage Association (FNMA) REMIC, 2016-60, QS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.884%	9/25/46	945,576	120,579	(e)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	527,624	513,852	(a)(e)
GE Capital Commercial Mortgage Corp., 2007-C1, AJ	5.677%	12/10/49	3,570,000	1,173,845	(e)
Government National Mortgage Association, 2013-101, IO	0.613%	10/16/54	6,224,004	191,066	(e)
Government National Mortgage Association (GNMA), 2012-34, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.885%	3/20/42	842,852	110,558	(e)
Government National Mortgage Association (GNMA), 2012-43, SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.442%	4/16/42	469,126	88,042	(e)
Government National Mortgage Association (GNMA), 2014-186 IO	0.757%	8/16/54	2,656,031	119,434	(e)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	320,242	64,375
Government National Mortgage Association (GNMA), 2016-135, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	3.942%	10/16/46	425,393	72,210	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2016-84, IG, IO	4.500%	11/16/45	2,347,383	$512,032
Government National Mortgage Association (GNMA), 2018-108 A	3.250%	5/16/59	89,933	88,285	(e)
Government National Mortgage Association (GNMA), 2018-118 AC	3.200%	5/16/49	150,000	146,977
Government National Mortgage Association (GNMA), 2018-123 AH	3.250%	9/16/52	40,000	39,294
Government National Mortgage Association (GNMA), 2018-99 A	3.200%	1/16/52	29,930	29,352
GS Mortgage Securities Trust, 2018-SRP5, A (1 mo. LIBOR + 1.300%)	3.458%	9/15/31	530,000	531,576	(a)(e)
GS Mortgage Securities Trust, 2018-SRP5, B (1 mo. LIBOR + 2.500%)	4.658%	9/15/31	530,000	531,570	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX, AJFX	5.438%	1/15/49	1,210,000	205,707	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7, D (1 mo. USD LIBOR + 3.750%)	5.908%	5/15/28	200,000	197,536	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2, A4	2.822%	8/15/49	200,000	188,270
JPMorgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	1,056,014	1,034,875	(a)(e)
JPMorgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	405,840	397,980	(a)(e)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	1,357,704	1,331,412	(a)(e)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	8,378	8,400
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.358%	12/12/49	198,230	152,482	(e)
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	3.008%	11/15/34	300,000	300,614	(a)(e)
Morgan Stanley Resecuritization Trust, 2015-R3, 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.517%	4/26/47	355,635	346,399	(a)(e)
Morgan Stanley Resecuritization Trust, 2015-R3, 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.517%	4/26/47	730,000	695,982	(a)(e)
Morgan Stanley Resecuritization Trust, 2015-R3, 9A1 (1 mo. USD LIBOR + 0.260%)	2.585%	4/26/47	243,857	243,643	(a)(e)
New Residential Mortgage Loan Trust, 2016-4A, A1	3.750%	11/25/56	1,005,790	1,002,720	(a)(e)
Nomura Resecuritization Trust, 2015-5R, 4A1 (1 mo. USD LIBOR + 0.140%)	3.461%	7/26/37	296,040	298,737	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Towd Point Mortgage Funding Trust, 2016-V1X, A2 (3 mo. USD LIBOR + 1.200%)	2.005%	2/20/54	681,056	GBP	$892,277	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	128,764		127,695	(a)(e)
Wells Fargo Commercial Mortgage Trust, 2017-RB1, XA	1.439%	3/15/50	2,208,706		184,018	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $26,207,569)					24,387,446

SOVEREIGN BONDS - 6.7%
Argentina - 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	43.077%	6/21/20	750,000	ARS	21,525	(e)
Argentine Bonos del Tesoro	18.200%	10/3/21	9,410,000	ARS	184,599
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	350,000		316,312
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	460,000		411,240
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	410,000		317,750
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		140,602	(a)

Total Argentina					1,392,028

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,228,000	BRL	558,182
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	5,048,000	BRL	1,220,306
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	276,000	BRL	63,317
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		183,452
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	710,000		586,911

Total Brazil					2,612,168

China - 0.6%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	214,826	(k)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,067,541	(k)

Total China					1,282,367

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		258,600

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000		$180,565	(a)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		194,365	(a)

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		387,559	(k)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	260,000		242,326
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	300,000		275,135

Total Indonesia					905,020

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		200,920	(k)

Kuwait - 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	670,000		657,873	(a)

Mexico - 1.8%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	118,555
Mexican Bonos, Bonds	8.000%	11/7/47	14,960,000	MXN	790,317
Mexican Bonos, Senior Notes	7.750%	11/13/42	55,940,000	MXN	2,879,771
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		216,775

Total Mexico					4,005,418

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		193,135	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	20,000		25,350
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		142,740

Total Peru					168,090

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	320,000		326,732

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 0.9%
Russian Federal Bond - OFZ, Bonds	7.000%	1/25/23	12,270,000	RUB	$180,883
Russian Federal Bond - OFZ, Bonds	7.000%	8/16/23	53,550,000	RUB	785,260
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	7,520,000	RUB	113,384
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	67,452,000	RUB	943,495

Total Russia					2,023,022

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	260,000		250,685	(a)(e)

TOTAL SOVEREIGN BONDS (Cost - $16,470,339)					14,650,988

SENIOR LOANS - 3.2%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., Tranche B 2024 Term Loan (1 mo. LIBOR + 2.250%)	4.432%	2/22/24	180,000		180,638	(e)(l)(m)

Media - 0.5%
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.250%	4/30/25	95,214		95,458	(e)(l)(m)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. LIBOR + 3.688%)	5.846%	1/31/26	182,421		180,596	(e)(l)(m)
Sinclair Television Group Inc., Term Loan B	—	1/31/25	200,000		199,495	(c)(n)
Univision Communications Inc., 2017 Replacement Term Loan C5 (3 mo. LIBOR + 2.750%)	4.992%	3/15/24	329,541		320,950	(e)(l)(m)
UPC Financing Partnership, Term Loan AR (1 mo. LIBOR + 2.500%)	4.658%	1/15/26	124,582		124,634	(e)(l)(m)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.658%	4/25/25	250,000		245,742	(e)(l)(m)

Total Media					1,166,875

Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., First Lien Initial Term Loan B (1 mo. LIBOR + 2.500%)	4.750%	2/2/24	5,940		5,958	(e)(l)(m)

TOTAL COMMUNICATION SERVICES					1,353,471

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
American Axle & Manufacturing Inc., Tranche B Term Loan (2 mo. LIBOR + 2.250%)	4.450%	4/6/24	137,313		137,527	(e)(l)(m)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016-2 First Lien Refinancing Term Loan B1 (1 mo. LIBOR + 2.750%)	4.992%	5/2/22	155,913		156,844	(e)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.492%	2/16/24	136,687	$136,895	(e)(l)(m)
Aramark Services Inc., US Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	92,752	93,053	(e)(l)(m)
Aristocrat Technologies Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.098%	10/19/24	34	34	(e)(l)(m)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.250%)	4.417%	9/15/23	126,126	126,906	(e)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.992%	12/23/24	370,016	372,428	(e)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.898%	10/4/23	175,339	176,303	(e)(l)(m)
Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. LIBOR + 1.750%)	3.966%	10/25/23	201,575	202,584	(e)(l)(m)
Scientific Games International Inc., Initial Term Loan B5	4.992%	8/14/24	176,810	176,741	(e)(l)(m)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.992%	5/30/25	250,000	251,063	(e)(l)(m)

Total Hotels, Restaurants & Leisure				1,536,007

Specialty Retail - 0.3%
Academy Ltd., Initial Term Loan (1 mo. LIBOR + 4.000%)	6.104%	7/1/22	286,502	223,591	(e)(l)(m)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.826%	11/8/23	216,700	213,450	(e)(l)(m)
Michaels Stores Inc., 2018 Replacement Term Loan B (1 mo. LIBOR + 2.500%)	4.658%	1/30/23	167,242	166,928	(e)(l)(m)
Party City Holdings Inc., 2018 Term Loan 5.000-	5.280%	8/19/22	33,299	33,566	(e)(l)(m)

Total Specialty Retail				637,535

TOTAL CONSUMER DISCRETIONARY				2,467,913

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Albertson’s LLC, Replacement 2017-1 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.992%	8/25/21	181,403	181,823	(e)(l)(m)

Food Products - 0.1%
Post Holdings Inc., Replacement Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.220%	5/24/24	232,468	232,787	(e)(l)(m)

TOTAL CONSUMER STAPLES				414,610

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Initial Term Loan B6 (3 mo. LIBOR + 2.000%)	4.386%	3/27/23	117,646	$118,216	(e)(l)(m)

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Envision Healthcare Corp., Term Loan B	—	10/11/25	190,000	189,941	(n)

Health Care Providers & Services - 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.724%	8/18/22	180,122	180,459	(e)(l)(m)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. LIBOR + 2.750%)	5.136%	6/7/23	175,069	175,603	(e)(l)(m)

Total Health Care Providers & Services				356,062

Health Care Technology - 0.0%
Change Healthcare Holdings LLC, Closing
Date Term Loan B (1 mo. LIBOR + 2.750%)	4.992%	3/1/24	113,365	113,869	(e)(l)(m)

Pharmaceuticals - 0.1%
Bausch Health Companies Inc., Initial Term Loan (1 mo. LIBOR + 3.000%)	5.104%	6/2/25	76,890	77,370	(e)(l)(m)
Catalent Pharma Solutions Inc., Dollar Term Loan B (1 mo. LIBOR + 2.250%)	4.492%	5/20/24	37,825	38,109	(e)(l)(m)

Total Pharmaceuticals				115,479

TOTAL HEALTH CARE				775,351

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.165%	1/15/25	110,710	111,194	(e)(l)(m)
XPO Logistics Inc., Refinancing Term Loan (1 mo. LIBOR + 2.000%)	4.230%	2/24/25	118,968	119,735	(e)(l)(m)

Total Air Freight & Logistics				230,929

Building Products - 0.0%
Quikrete Holdings Inc., Initial First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.992%	11/15/23	96,667	96,951	(e)(l)(m)

Commercial Services & Supplies - 0.0%
ServiceMaster Co. LLC, Term Loan C (1 mo. LIBOR + 2.500%)	4.742%	11/8/23	21,768	21,885	(e)(l)(m)

Professional Services - 0.1%
Trans Union LLC, Replacement 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.242%	4/9/23	174,383	174,982	(e)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	Rate	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. LIBOR + 2.250%)	4.383%	1/2/25	189,845	$189,727	(e)(l)(m)
BrightView Landscapes LLC, Initial Term Loan (1 mo. LIBOR + 2.500%)	4.688%	8/15/25	60,000	60,319	(e)(l)(m)

Total Trading Companies & Distributors				250,046

TOTAL INDUSTRIALS				774,793

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2024A New Dollar Term Loan (1 mo. LIBOR + 2.000%)	4.212%	4/26/24	91,876	92,043	(e)(l)(m)

Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. LIBOR + 1.750%)	3.992%	3/31/23	40,911	41,021	(e)(l)(m)

Software - 0.1%
Dell International LLC, Refinancing Term Loan B (1 mo. LIBOR + 2.000%)	4.250%	9/7/23	198,023	198,642	(e)(l)(m)

Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., New Term Loan B4 (1 mo. LIBOR + 1.750%)	3.992%	4/29/23	62,716	62,911	(e)(l)(m)

TOTAL INFORMATION TECHNOLOGY				394,617

MATERIALS - 0.2%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.242%	10/31/23	156,197	155,984	(e)(l)(m)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (2 mo. LIBOR + 2.000%)	4.186%	10/1/22	185,172	185,641	(e)(l)(m)
Reynolds Group Holdings Inc., Incremental US Term Loan (1 mo. LIBOR + 2.750%)	4.992%	2/5/23	133,230	133,989	(e)(l)(m)(n)

Total Containers & Packaging				319,630

TOTAL MATERIALS				475,614

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.242%	3/21/25	200,159	200,642	(e)(l)(m)(n)
VICI Properties Inc., Term Loan B	4.210%	12/22/24	94,546	94,841	(e)(l)(m)

Total Equity Real Estate Investment Trusts (REITs)				295,483

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan B (1 mo. LIBOR + 2.250%)	4.492%	4/18/24	26,729	$26,791	(e)(l)(m)

TOTAL REAL ESTATE				322,274

TOTAL SENIOR LOANS (Cost - $7,167,678)				7,096,859

ASSET-BACKED SECURITIES - 1.9%
Community Funding CLO, 2015-1A, A	5.750%	11/1/27	246,159	246,461	(a)
Nelnet Student Loan Trust, 2008-3 A4 (3 mo. USD LIBOR + 1.650%)	3.961%	11/25/24	163,559	165,966	(e)
SBA Small Business Investment Cos, 2018-10A, 1	3.187%	3/10/28	206,318	203,273
SBA Small Business Investment Cos, 2018-10B 1	3.548%	9/11/28	190,000	190,117
SLM Private Credit Student Loan Trust, 2006-A, A5 (3 mo. USD LIBOR + 0.290%)	2.624%	6/15/39	1,128,206	1,101,880	(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,431,507	(a)
Sofi Consumer Loan Program LLC, 2017-1, A	3.280%	1/26/26	295,264	292,767	(a)
Upstart Securitization Trust, 2017-2, A	2.508%	3/20/25	592,142	592,150	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,209,456)				4,224,121

			SHARES
COMMON STOCKS - 0.5%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			1	61,318	*(b)(c)

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Bossier Casino Venture Holdco Inc.			22,038	512,604	*(b)(c)

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
KCAD Holdings I Ltd.			108,106,087	457,721	*(b)(c)

Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC			146	0	*(b)(c)(o)

TOTAL ENERGY				457,721

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			17,686	64,731	*(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY			SHARES	VALUE
Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			965	$0	*(b)(c)(o)

TOTAL INDUSTRIALS				64,731

TOTAL COMMON STOCKS (Cost - $1,234,959)				1,096,374

	RATE	MATURITY DATE	FACE AMOUNT†
U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
U.S. Treasury Bonds, Inflation Indexed (Cost - $844,581)	0.750%	2/15/45	941,750	877,145

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.099%		9,199	241,934	(e)

Diversified Financial Services - 0.3%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.709%		19,800	531,630	(e)

TOTAL FINANCIALS				773,564

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK)	8.000%		8,488,909	84,889	(b)(c)(d)

TOTAL PREFERRED STOCKS (Cost - $1,343,793)				858,453

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $96.88	12/14/18	33	82,500	7,013
Eurodollar 1-Year Mid Curve Futures, Call @ $97.13	12/14/18	1	2,500	63
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38	12/14/18	53	132,500	1,325
U.S. Treasury 5-Year Notes Futures, Call @ $112.50	10/26/18	70	70,000	16,406
U.S. Treasury 5-Year Notes Futures, Put @ $108.75	11/23/18	76	76,000	0

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $118.75		10/26/18	14	14,000	$5,906
U.S. Treasury 10-Year Notes Futures, Call @ $119.00		10/26/18	40	40,000	12,500
U.S. Treasury 10-Year Notes Futures, Call @ $119.00		10/5/18	28	28,000	3,500
U.S. Treasury 10-Year Notes Futures, Call @ $119.50		10/26/18	7	7,000	1,094
U.S. Treasury 10-Year Notes Futures, Put @ $118.50		10/26/18	43	43,000	12,094
U.S. Treasury 10-Year Notes Futures, Put @ $118.50		10/5/18	14	14,000	1,531
U.S. Treasury Long-Term Bonds Futures, Call @ $140.50		10/26/18	38	38,000	36,812
U.S. Treasury Long-Term Bonds Futures, Call @ $141.00		10/26/18	24	24,000	17,625

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					115,869

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
U.S. Dollar/Australian Dollar, Put @ 1.35AUD	Barclays Bank PLC	11/21/18	2,111,000	2,111,000	8,041
U.S. Dollar/Canadian Dollar, Put @ 1.28CAD	Citibank N.A.	10/25/18	2,590,000	2,590,000	12,002
U.S. Dollar/Canadian Dollar, Put @ 1.29CAD	Citibank N.A.	10/12/18	2,180,000	2,180,000	10,349
U.S. Dollar/Colombian Peso, Put @ 2,927.00COP	Goldman Sachs Group Inc.	11/26/18	1,103,000	1,103,000	16,221
U.S. Dollar/Colombian Peso, Put @ 2,947.04COP	Citibank N.A.	11/21/18	1,079,000	1,079,000	18,285
U.S. Dollar/Indonesian Rupiah, Put @ 14,740.00IDR	Goldman Sachs Group Inc.	11/26/18	1,152,000	1,152,000	6,029
U.S. Dollar/Indonesian Rupiah, Put @ 14,745.00IDR	Bank of America N.A.	11/21/18	1,061,000	1,061,000	5,164

TOTAL OTC PURCHASED OPTIONS					76,091

TOTAL PURCHASED OPTIONS (Cost - $237,534)					191,960

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $223,929,902)					215,769,409

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 9.5%
U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bills (Cost - $2,802,852)	2.083%	11/15/18	2,810,000	$2,802,707	(p)

U.S. GOVERNMENT AGENCIES - 0.4%
Federal Home Loan Bank (FHLB), Discount Notes	2.126%	11/1/18	260,000	259,521	(p)
Federal Home Loan Bank (FHLB), Discount Notes	2.137%	11/7/18	570,000	568,747	(p)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $828,358)				828,268

COMMERCIAL PAPER - 2.9%
BPCE SA	6.716%	10/1/18	1,960,000	1,959,651	(p)(q)
Danske Corp.	2.424%	11/9/18	2,150,000	2,144,364	(p)(q)
Mitsubishi UFJ Trust & Banking NY	2.639%	10/10/18	1,340,000	1,339,044	(p)(q)
MUFG Bank Ltd.	2.403%	11/13/18	120,000	119,657	(p)
Standard Chartered Bank	3.613%	10/3/18	720,000	719,790	(p)(q)

TOTAL COMMERCIAL PAPER (Cost - $6,283,594)				6,282,506

			SHARES
MONEY MARKET FUNDS - 5.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $11,086,346)	2.100%		11,086,346	11,086,346	(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,001,150)				20,999,827

TOTAL INVESTMENTS - 107.5% (Cost - $244,931,052)				236,769,236
Liabilities in Excess of Other Assets - (7.5)%				(16,497,821)

TOTAL NET ASSETS - 100.0%				$220,271,415

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	The maturity principal is currently in default as of September 30, 2018.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2018, the Portfolio held TBA securities with a total cost of $22,367,462.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of September 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(o)	Value is less than $1.

(p)	Rate shown represents yield-to-maturity.

(q)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $11,086,346 and the cost was $11,086,346 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Eurodollar 1-Year Mid Curve Futures, Call	12/14/18	$97.50	134	$335,000	$1,675
Eurodollar 2-Year Mid Curve Futures, Call	12/14/18	97.38	53	132,500	1,656
U.S. Treasury 5-Year Notes Futures, Call	10/26/18	113.25	54	54,000	2,109
U.S. Treasury 5-Year Notes Futures, Call	11/23/18	113.00	27	27,000	4,641
U.S. Treasury 5-Year Notes Futures, Call	11/23/18	114.50	21	21,000	656
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	119.25	28	28,000	6,125
U.S. Treasury 10-Year Notes Futures, Put	11/23/18	117.00	44	44,000	4,813
U.S. Treasury 10-Year Notes Futures, Call	11/23/18	120.00	26	26,000	5,281
U.S. Treasury 10-Year Notes Futures, Call	10/26/18	120.00	7	7,000	547
U.S. Treasury Long-Term Bonds Futures, Call	10/26/18	143.00	20	20,000	3,750
U.S. Treasury Long-Term Bonds Futures, Call	11/23/18	144.00	28	28,000	8,750
U.S. Treasury Long-Term Bonds Futures, Call	11/23/18	143.00	14	14,000	6,781

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $87,425)					$46,784

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SCHEDULE OF WRITTEN OPTIONS (continued)

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Brazilian Real, Put (Premiums received - $15,373)	Citibank N.A.	11/20/18	3.75	BRL	1,110,000	1,110,000	9,590

TOTAL WRITTEN OPTIONS (Premiums received - $102,798)							$56,374

†	Notional amount denominated in U.S. dollar unless otherwise noted.

Abbreviation used in this schedule:

BRL	— Brazilian Real

At September 30, 2018, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	485	12/19	$117,729,901	$117,442,750	$(287,151)
90-Day Eurodollar	128	6/20	31,159,505	30,985,600	(173,905)
90-Day Eurodollar	16	3/21	3,897,429	3,874,200	(23,229)
Euro	2	12/18	291,947	292,050	103
Euro-BTP	20	12/18	2,825,791	2,875,688	49,897
Mexican Peso	27	12/18	690,224	712,665	22,441
U.S. Treasury 10-Year Notes	320	12/18	38,351,424	38,010,000	(341,424)
U.S. Treasury 2-Year Notes	86	12/18	18,139,109	18,123,156	(15,953)
U.S. Treasury 5-Year Notes	156	12/18	17,664,521	17,546,344	(118,177)
U.S. Treasury Ultra Long-Term Bonds	28	12/18	4,484,591	4,319,875	(164,716)

					(1,052,114)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	52	12/18	$12,735,844	$12,654,200	$81,644
90-Day Eurodollar	33	3/19	8,064,332	8,015,700	48,632
Euro-Bund	155	12/18	28,785,518	28,576,285	209,233
Euro-Buxl	5	12/18	1,015,686	1,011,971	3,715
Japanese 10-Year Bonds	5	12/18	6,610,632	6,604,911	5,721
U.S. Treasury Long-Term Bonds	126	12/18	18,057,573	17,703,000	354,573
U.S. Treasury Ultra Long-Term	112	12/18	14,369,353	14,112,000	257,353

					960,871

Net unrealized depreciation on open futures contracts					$(91,243)

At September 30, 2018, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	910,000	USD	41,139	Citibank N.A.	10/3/18	$(19,255)
ARS	910,000	USD	41,121	Citibank N.A.	10/3/18	(19,236)
ARS	1,330,000	USD	60,099	Citibank N.A.	10/3/18	(28,114)
ARS	2,790,000	USD	126,130	Citibank N.A.	10/3/18	(59,033)
USD	45,306	ARS	1,771,000	Citibank N.A.	10/3/18	2,715
USD	71,789	ARS	2,700,000	Citibank N.A.	10/3/18	6,857
ARS	910,000	USD	41,149	JPMorgan Chase & Co.	10/3/18	(19,264)
USD	23,009	ARS	910,000	JPMorgan Chase & Co.	10/3/18	1,124
USD	37,190	ARS	1,469,000	JPMorgan Chase & Co.	10/3/18	1,862
INR	103,040,000	USD	1,480,784	Barclays Bank PLC	10/17/18	(63,016)
BRL	4,190,000	USD	1,120,066	Barclays Bank PLC	10/18/18	(84,210)
CAD	722,509	USD	547,931	Barclays Bank PLC	10/18/18	11,696
IDR	20,039,910,000	USD	1,375,801	Barclays Bank PLC	10/18/18	(34,199)
JPY	44,010,835	USD	395,418	Barclays Bank PLC	10/18/18	(7,491)
MXN	39,822,864	USD	2,068,720	Barclays Bank PLC	10/18/18	51,876
RUB	60,986,431	USD	972,632	Barclays Bank PLC	10/18/18	(43,670)
TWD	5,474,200	USD	179,423	Barclays Bank PLC	10/18/18	101
USD	884,173	AUD	1,186,782	Barclays Bank PLC	10/18/18	26,195
USD	1,243,116	AUD	1,682,900	Barclays Bank PLC	10/18/18	26,472
USD	56,786	EUR	50,000	Barclays Bank PLC	10/18/18	(1,360)
USD	58,880	EUR	50,000	Barclays Bank PLC	10/18/18	734
USD	195,566	TWD	5,937,000	Barclays Bank PLC	10/18/18	865
BRL	1,260,000	USD	325,051	Citibank N.A.	10/18/18	(13,552)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	8,524,400	USD	2,151,105	Citibank N.A.	10/18/18	$(43,694)
CAD	899,592	USD	684,631	Citibank N.A.	10/18/18	12,157
CAD	2,896,000	USD	2,230,798	Citibank N.A.	10/18/18	12,330
CAD	8,070,820	USD	6,159,356	Citibank N.A.	10/18/18	91,986
EUR	30,000	USD	35,141	Citibank N.A.	10/18/18	(254)
EUR	144,932	USD	170,431	Citibank N.A.	10/18/18	(1,887)
EUR	300,000	USD	353,730	Citibank N.A.	10/18/18	(4,855)
GBP	416,007	USD	548,350	Citibank N.A.	10/18/18	(5,633)
JPY	246,081,552	USD	2,216,344	Citibank N.A.	10/18/18	(47,292)
MXN	49,892,248	USD	2,602,146	Citibank N.A.	10/18/18	54,652
TWD	5,234,300	USD	170,498	Citibank N.A.	10/18/18	1,158
USD	2,006,163	CAD	2,639,820	Citibank N.A.	10/18/18	(38,538)
USD	1,449,601	CNH	9,644,198	Citibank N.A.	10/18/18	49,016
USD	396,096	EUR	336,000	Citibank N.A.	10/18/18	5,357
USD	510,973	EUR	433,448	Citibank N.A.	10/18/18	6,910
USD	551,555	EUR	470,089	Citibank N.A.	10/18/18	4,881
USD	1,916,800	EUR	1,684,602	Citibank N.A.	10/18/18	(42,251)
USD	2,315,769	EUR	1,969,510	Citibank N.A.	10/18/18	25,396
USD	2,396,376	GBP	1,806,132	Citibank N.A.	10/18/18	40,123
USD	255,500	MXN	4,900,000	Citibank N.A.	10/18/18	(5,428)
USD	1,875,642	PHP	101,355,000	Citibank N.A.	10/18/18	2,634
USD	314,234	TWD	9,570,000	Citibank N.A.	10/18/18	390
EUR	200,000	USD	232,929	Goldman Sachs Group Inc.	10/18/18	(346)
USD	114,603	EUR	100,000	Goldman Sachs Group Inc.	10/18/18	(1,688)
USD	118,064	EUR	100,000	Goldman Sachs Group Inc.	10/18/18	1,772
TWD	5,278,300	USD	171,792	JPMorgan Chase & Co.	10/18/18	1,308
USD	2,636,248	CNY	17,564,000	JPMorgan Chase & Co.	10/18/18	83,771
USD	552,311	EUR	470,719	JPMorgan Chase & Co.	10/18/18	4,904
ZAR	6,640,000	USD	493,493	JPMorgan Chase & Co.	10/18/18	(25,229)
COP	713,363,000	USD	237,425	Barclays Bank PLC	10/25/18	3,404
IDR	597,920,000	USD	40,090	Goldman Sachs Group Inc.	10/25/18	(97)
IDR	5,030,550,000	USD	337,287	JPMorgan Chase & Co.	10/25/18	(804)
COP	300,910,000	USD	100,502	Barclays Bank PLC	10/26/18	1,086
BRL	1,226,552	USD	304,605	Citibank N.A.	11/23/18	(2,261)
USD	368,764	COP	1,109,980,000	Goldman Sachs Group Inc.	11/28/18	(5,505)
USD	381,806	IDR	5,732,810,000	Goldman Sachs Group Inc.	11/28/18	(38)
ARS	1,771,000	USD	38,382	Citibank N.A.	3/26/19	(2,961)
ARS	2,700,000	USD	60,962	Citibank N.A.	3/26/19	(6,962)
ARS	910,000	USD	19,296	JPMorgan Chase & Co.	3/26/19	(1,096)
ARS	1,469,000	USD	31,305	JPMorgan Chase & Co.	3/26/19	(1,925)

Total						$(97,412)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2018, the Portfolio had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Federative Republic of Brazil, 4.250%, due 1/7/25)	$2,100,000	6/20/23	2.453%	1.000% quarterly	$(127,963)	$(117,206)	$(10,757)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	130,770,000	MXN	4/5/21	28-Day TIIE-Banxico every 28 days	7.350% every 28 Days	$(1,355)	$(87,000)
	146,200,000	MXN	4/6/22	28-Day TIIE-Banxico every 28 days	7.330% every 28 Days	(3,122)	(127,087)
	5,265,000		5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	8,584	(157,324)
	13,800,000		8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(3,495)	(105,954)
	21,353,000		12/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.310% quarterly	—	(1,338)
	514,300	EUR	8/23/47	1.498% annually	6-Month EURIBOR Reuters semi-annually	886	4,193

Total						$1,498	$(474,510)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	16,865,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	$22,700
Citibank N.A.	3,400,000	BRL	1/2/20	BRL-CDI**	8.410%**	$696	3,886
Citibank N.A.	5,900,000	BRL	1/2/20	BRL-CDI**	8.410%**	4,554	3,839
Citibank N.A.	3,800,000	BRL	1/2/20	BRL-CDI**	8.410%**	1,827	3,557
Citibank N.A.	1,785,000	BRL	1/2/20	BRL-CDI**	8.410%**	1,615	914

Total						$8,692	$34,896

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.30 Index	$2,890,000		6/20/23	1.000% quarterly	$57,592	$40,796	$16,796
Markit CDX.NA.IG.31 Index	10,160,000		12/20/23	1.000% quarterly	196,352	193,204	3,148

Total	$13,050,000				$253,944	$234,000	$19,944

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$1,880,000	12/20/22	5.000% quarterly	$(151,011)	$(110,778)	$(40,233)
Markit CDX.NA.HY.31 Index	2,710,000	12/20/23	5.000% quarterly	(198,196)	(196,468)	(1,728)

Total	$4,590,000			$(349,207)	$(307,246)	$(41,961)

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$3,445,971	$376,148	$3,822,119
Financials	—	25,430,333	1,969,339	27,399,672
Industrials	—	3,888,596	99,446	3,988,042
Other Corporate Bonds & Notes	—	33,057,056	—	33,057,056
Mortgage-Backed Securities	—	53,326,871	—	53,326,871
U.S. Government & Agency Obligations	—	40,792,303	—	40,792,303
Collateralized Mortgage Obligations	—	23,986,936	400,510	24,387,446
Sovereign Bonds	—	14,650,988	—	14,650,988
Senior Loans:
Communication Services	—	1,153,976	199,495	1,353,471
Other Senior Loans	—	5,743,388	—	5,743,388
Asset-Backed Securities	—	4,224,121	—	4,224,121
Common Stocks:
Communication Services	—	—	61,318	61,318
Consumer Discretionary	—	—	512,604	512,604
Energy	—	—	457,721	457,721
Industrials	—	—	64,731	64,731
U.S. Treasury Inflation Protected Securities	—	877,145	—	877,145
Preferred Stocks:
Financials	$773,564	—	—	773,564
Industrials	—	—	84,889	84,889
Purchased Options:
Exchange-Traded Purchased Options	115,869	—	—	115,869
OTC Purchased Options	—	76,091	—	76,091

Total Long-Term Investments	889,433	210,653,775	4,226,201	215,769,409

Short-Term Investments†:
U.S. Government Obligations	—	2,802,707	—	2,802,707
U.S. Government Agencies	—	828,268	—	828,268
Commercial Paper	—	6,282,506	—	6,282,506
Money Market Funds	—	11,086,346	—	11,086,346

Total Short-Term Investments	—	20,999,827	—	20,999,827

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Total Investments	$889,433	$231,653,602	$4,226,201	$236,769,236

Other Financial Instruments:
Futures Contracts	$1,033,312	—	—	$1,033,312
Forward Foreign Currency Contracts	—	$533,732	—	533,732
Centrally Cleared Interest Rate Swaps	—	4,193	—	4,193
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	19,944	—	19,944
OTC Interest Rate Swaps‡	—	43,588	—	43,588

Total Other Financial Instruments	$1,033,312	$601,457	—	$1,634,769

Total	$1,922,745	$232,255,059	$4,226,201	$238,404,005

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$46,784	—	—	$46,784
OTC Written Options	—	$9,590	—	9,590
Futures Contracts	1,124,555	—	—	1,124,555
Forward Foreign Currency Contracts	—	631,144	—	631,144
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	127,963	—	127,963
Centrally Cleared Interest Rate Swaps	—	478,703	—	478,703
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	41,961	—	41,961

Total	$1,171,339	$1,289,361	—	$2,460,700

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of September 30, 2018	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2018[1]
Corporate Bonds & Notes:
Consumer
Discretionary	$327,179		$1,196	—	$(1,196)	$48,969	—	—	—	$376,148	$(1,196)
Financials	2,066,475		4,269	$(2,309)	(82,784)	—	$(16,312)	—	—	1,969,339	(82,784)
Industrials	21,184		—	—	(106)	—	(21,078)	$99,446	—	99,446	(755)
Materials	0	*	—	(59)	59	—	0 *	—	—	—	—
Collateralized Mortgage Obligations	—		—	—	510	400,000	—	—	—	400,510	510
Senior Loans:
Communication Services	—		—	—	—	—	—	199,495	—	199,495	(477)
Consumer Discretionary	303,629		(16)	(1,281)	(655)	512,738	(218,396)	—	$(596,019)	—	—
Consumer Staples	289,171		(764)	(4,156)	8,278	—	(292,529)	—	—	—	—
Information Technology	316,440		(1,341)	87	1,182	—	(224,325)	—	(92,043)	—	—
Utilities	301,050		(1,197)	(1,153)	1,200	20,100	(320,000)	—	—	—	—
Common Stocks:
Communication Services	48,891		—	—	12,427	—	—	—	—	61,318	12,427
Consumer Discretionary	263,354		—	—	249,250	—	—	—	—	512,604	249,250
Energy	587,021		—	—	(129,300)	—	—	—	—	457,721	(129,300)
Industrials	51,466		—	—	13,265	—	—	—	—	64,731	13,265
Preferred Stocks:
Industrials	78,606		—	—	—	6,283	—	—	—	84,889	—

Total	$4,654,466		$2,147	$(8,871)	$72,130	$988,090	$(1,092,640)	$298,941	$(688,062)	$4,226,201	$60,940

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$12,340,505	$81,726,408	81,726,408	$82,980,567	82,980,567	—	$114,208	—	$11,086,346

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 23, 2018